CERT NYS
File# 1-36275

13003311

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

January 24, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MARINE HARVEST ASA, American Depositary Shares, each representing 1 ordinary share, having a nominal value NOK 7.5 per share and Ordinary shares, having a nominal value of NOK 7.5 per share (application for the Ordinary shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission), and requests immediate acceleration of registration. Adequate distribution assured. Form 20-F received on January 24, 2014. Tentative listing date – January 28, 2014.

Sincerely,

[signature]

emecabe@nyx.com
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